Columbia LifeGoal Growth Portfolio
Summary of the Fund
Investment Objective
Columbia LifeGoal® Growth Portfolio (the Fund) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an immediate family member invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 24 of the Fund's prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia LifeGoal Growth Portfolio	Class A		Class B		Class C		Class K	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia LifeGoal Growth Portfolio		Class A	Class B	Class C	Class K	Class R	Class R4	Class R5	Class Z
Management fees		none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other expenses	[1]	0.30%	0.30%	0.30%	0.38%	0.30%	0.30%	0.13%	0.30%
Acquired fund fees and expenses		0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Total annual Fund operating expenses	[2]	1.33%	2.08%	2.08%	1.16%	1.58%	1.08%	0.91%	1.08%
Less: Fee waivers and/or expense reimbursements	[3]	(0.04%)	(0.04%)	(0.04%)	none	(0.04%)	(0.04%)	none	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.29%	2.04%	2.04%	1.16%	1.54%	1.04%	0.91%	1.04%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 shares are based on estimated amounts for the Fund's current fiscal year.
[2]	"Total annual Fund operating expenses" in the table (which includes acquired fund fees and expenses) may not match "Net Expenses" in the Financial Highlights section of this prospectus because it does not include such acquired fund fees and expenses.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as Fund management fees, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and extraordinary expenses) until May 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B, 1.26% for Class C, 0.40% for Class K, 0.76% for Class R, 0.26% for Class R4, 0.15% for Class R5 and 0.26% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia LifeGoal Growth Portfolio (USD $)	1 year	3 years	5 years	10 years
Class A	699	968	1,258	2,081
Class B	707	948	1,315	2,215
Class C	307	648	1,115	2,407
Class K	118	368	638	1,409
Class R	157	495	857	1,875
Class R4	106	340	592	1,314
Class R5	93	290	504	1,120
Class Z	106	340	592	1,314

Expense Example, No Redemption Columbia LifeGoal Growth Portfolio (USD $)	1 year	3 years	5 years	10 years
Class A	699	968	1,258	2,081
Class B	207	648	1,115	2,215
Class C	207	648	1,115	2,407
Class K	118	368	638	1,409
Class R	157	495	857	1,875
Class R4	106	340	592	1,314
Class R5	93	290	504	1,120
Class Z	106	340	592	1,314

Portfolio Turnover
The Fund and underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. An underlying fund's higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.

The Investment Manager uses asset allocation as its principal investment approach and:
  allocates the Fund's assets among asset class categories within the target asset allocations set for the Fund, based on the Fund's investment objective and historical and projected returns for each asset class.
  chooses individual Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
  may choose third party advised Underlying Funds if a Columbia Fund is not available in the desired asset class category.
  may choose equity and fixed income securities, including TIPS, and other instruments such as derivatives.
  reviews the asset allocations to Underlying Funds and instruments at least monthly, and may change these allocations when the Investment Manager believes it is appropriate to do so.
The Fund's targeted allocation to Columbia Funds, as a percentage of the Fund's assets, is as follows:
  0–80% to one or more Columbia Funds that invest in large-capitalization domestic equity securities.
  0–40% to one or more Columbia Funds that invest in mid-capitalization domestic equity securities.
  0–20% to one or more Columbia Funds that invest in small-capitalization domestic equity securities.
  0–70% to one or more Columbia Funds that invest in international/global equity securities.
  0–20% to one or more Columbia Funds that invest in convertible securities.
  0–30% to one or more Columbia Funds that invest in specialty securities, including Columbia Funds that invest in equity securities of companies principally engaged in certain market sectors such as real estate or technology and Funds using alternative investment strategies.
  0–70% to Columbia Funds that invest in government and corporate debt securities.
  0–20% to Columbia Funds that invest in below investment grade debt securities.
  0–50% in Columbia money market funds.
The Fund's targeted allocations to direct security instrument holdings and third party advised funds, as a percentage of the Fund's assets, is as follows:
  0–15% to fixed income securities, including TIPS.
  0–10% to equity securities.
  0–20% to futures and commodity-related instruments.
  0–10% to third party advised funds/ETFs.
The Fund's actual allocation may vary from these target allocations at any time. The Investment Manager may use various strategies to try to manage how much the actual amount varies and for how long. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Fund and certain Underlying Funds may invest in securities of companies in the technology sector and may from time to time emphasize one or more other economic sectors in selecting their investments.

The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.
Principal Risks
An investment in the Fund involves risk. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its " fund-of-funds" structure, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and Fund share price may go down.

Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Credit Risk. Credit risk applies to most fixed income securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. It is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk. Below is more detailed information on certain derivatives expected to be utilized by the Fund.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund's investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value (NAV). Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund' s expenses and similar expenses incurred through ownership of the ETF.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Fund-of-Funds Risk. There is risk that the Fund portfolio managers' investment determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not be successful, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their investment objective. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. The Fund's investment in certain inflation-protected debt securities may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund's returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund's Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2013: 8.51%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 19.62% Worst 4th Quarter 2008 -22.88%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia LifeGoal Growth Portfolio	Share Class Inception Date	1 Year	5 Years	10 Years
Class A shares	Oct. 15, 1996	7.79%	(0.06%)	7.94%
Class A shares returns after taxes on distributions	Oct. 15, 1996	7.49%	(0.74%)	7.27%
Class A shares returns after taxes on distributions and sale of Fund shares	Oct. 15, 1996	5.42%	(0.15%)	6.91%
Class B shares	Aug. 12, 1997	8.55%	0.05%	7.77%
Class C shares	Oct. 15, 1996	12.46%	0.37%	7.76%
Class K shares	Mar. 07, 2011	14.48%	1.17%	8.61%
Class R shares	Jan. 23, 2006	14.12%	0.88%	8.31%
Class R4 shares	Nov. 08, 2012	14.36%	1.13%	8.59%
Class R5 shares	Nov. 08, 2012	14.41%	1.14%	8.59%
Class Z shares	Oct. 15, 1996	14.65%	1.41%	8.86%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%